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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL                        60069

(Address of principal executive offices)       (Zip code)

Jim M. Flynn 4 Overlook Point Lincolnshire, IL  60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:   December 31, 2016

Date of reporting period:   January 1, 2016 to December 31, 2016

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/01/16)	Ending Account Value (12/31/16)	Annualized Expense Ratio†	Expenses Paid During Period* (7/01/16 to 12/31/16)
Actual	$1,000.00	$1,000.50	0.32%	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	0.32%	$1.63

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investment:
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$718,514,114
Receivables:
Administration fees (Note 4)	34,013

Total Assets	$718,548,127

LIABILITIES
Payables:
Accrued shareholder servicing fees	418,514
Accrued trustees fees	12,285
Other accrued expenses	224,138

Total Liabilities	654,937

NET ASSETS	$717,893,190

Net assets consist of:
Paid-in capital	$717,890,974
Accumulated net realized gain	2,216

NET ASSETS	$717,893,190

Shares outstanding	717,889,862

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$3,486,621
Expenses[1]	(539,593)

Net investment income allocated from Master Portfolio	2,947,028

FUND EXPENSES (Note 4)
Administration fees	4,238,810
Shareholder servicing fees	1,926,732
Printing costs	114,989
Registration costs	103,731
Trustees fees	84,999
Legal fees	59,991
Audit fees	43,119
Fund accounting and transfer agent fees	(43,223)
Miscellaneous	793

Total fund expenses	6,529,941

Fees reimbursed by Hewitt Associates LLC (Note 4)	(3,969,185)

Total net expenses	2,560,756

NET INVESTMENT INCOME	386,272

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	88,484

Net gain on investments	88,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$474,756

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $240,836.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended December 31, 2016	For The Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$386,272	$238,365
Net realized gain	88,484	27,819

Net increase in net assets resulting from operations	474,756	266,184

Distributions to shareholders:
From net investment income	(386,305)	(238,589)
From net realized gain	(87,113)	(34,325)

Total distributions to shareholders	(473,418)	(272,914)

Capital share transactions (Note 6):
Net capital share transactions	(52,436,473)	(63,970,791)

Net increase (decrease) in net assets resulting from capital share transactions	(52,436,473)	(63,970,791)

Increase (Decrease) in net assets	(52,435,135)	(63,977,521)
NET ASSETS:
Beginning of Year	770,328,325	834,305,846

End of Year	717,893,190	$770,328,325

Undistributed net investment income included in net assets at end of year	–	$33

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gain	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	0.03%	0.02%	0.03%	0.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	717,893	$770,327	$834,305	$835,508	$689,795
Ratio of net expenses to average net assets[2,3]	0.40%	0.25%	0.21%	0.24%	0.32%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.95%	0.96%	0.97%	0.98%	0.97%
Ratio of net investment income to average net assets[2,3]	0.05%	0.03%	0.02%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[2]	(0.50)%	(0.68)%	(0.74)%	(0.72)%	(0.63)%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[3]	Ratios for the years ended December 31, 2016, 2015, 2014, 2013 and 2012 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (12.00% of total Master Portfolio net assets as of December 31, 2016). Prior to April 29, 2016, the Fund invested all of its assets in Money Market Master Portfolio of MIP.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to the share class based on its relative net assets.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2016, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2016, Hewitt Associates reimbursed the Fund $3,969,185 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Hewitt for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the year ended December 31, 2016, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

On December 31, 2016, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

2017	2018	2019
$15,806,552	$9,757,761	$3,969,185

Hewitt Associates and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. Effective May 1, 2016, for the services under this sub-administration agreement, Hewitt Associates pays BAL a fee equal to 0.015% of the average daily net assets of the Fund. Prior to May 1, 2016, for the services under this sub-administration agreement Hewitt Associates paid BAL a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2016.

As of December 31, 2016, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of capital and other gains of $2,216, for net accumulated earnings of $2,216.

The tax character of distributions paid during 2016 for the Fund was ordinary income of $472,005 and long-term capital gain of $1,413, respectively.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (concluded)

As of December 31, 2016, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of December 31, 2016, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

6.	Capital Share Transactions

As of December 31, 2016, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	314,331,753	$314,331,753	327,006,930	$327,006,930
Shares issued in reinvestments of dividends	474,397	474,397	272,945	272,945
Shares redeemed	(367,242,623)	(367,242,623)	(391,250,666)	(391,250,666)

Net decrease	(52,436,473)	$(52,436,473)	(63,970,791)	$(63,970,791)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Hewitt Series Trust

and the Shareholders of Hewitt Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hewitt Money Market Fund (the “Fund”), comprising Hewitt Series Trust, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

HEWITT SERIES TRUST

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended December 31, 2016. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Age and Address	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held
Disinterested Trustees*
Don Hunt, 78 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Retired	Director, New Covenant Trust Company, 2012 to Present Director, Vision III Imaging, Inc., 1997 to Present.

John Oliverio, 64 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to Present; Director, United Health System, September 1998 to Present; Director, Affinity Health System, January 1995 to February 2012; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to Present; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to Present; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

Name, Age and Address	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held
Interested Trustees** and Officers
Jeremy Fritz, 40 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	President and Trustee, since August, 2016

Director of Client Services/Branch Manager of Aon Hewitt (2006-present); Chief Executive Officer, Aon Hewitt Financial Advisors LLC (2013-present); Chief Operating Officer, Hewitt Financial Services LLC (2013-present).

None

Jim Flynn, 49 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Secretary, since May, 2013	Senior Counsel, Aon Hewitt (2012-Present); formerly, Vice President and General Counsel, Allstate Institutional Advisers, LLC (registered investment adviser) and Senior Attorney, Allstate Insurance Company (2008 –2012).	None

Douglas S. Keith, 51 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since September, 2013	Chief Financial Officer, Hewitt Financial Services LLC; Financial Operations Principal, Aon Benfield Securities, Inc.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

TREASURY MONEY MARKET MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

December 31, 2016

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	42%
U.S. Treasury Obligations	58
Other Assets Less Liabilities	– [1]

Total	100%

[1]	Represents less than 1%.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2016

(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.40%, 1/12/17	$35,000	$34,995,829
0.35%, 1/26/17	100,000	99,976,389
0.42%, 2/02/17	48,500	48,482,099
0.43%, 2/09/17	30,130	30,116,291
0.50%, 2/16/17	400,000	399,745,862
0.47%, 2/23/17	580,000	579,606,474
0.50%, 3/02/17	124,000	123,900,800
0.49%, 3/09/17	61,000	60,945,507
0.55%, 3/16/17	82,900	82,807,981
0.50%, 3/23/17	95,225	95,118,943
0.50%, 4/06/17	120,000	119,844,833
0.50%, 4/13/17	100,000	99,859,750
0.48%, 4/20/17	100,000	99,857,694
0.62%, 4/27/17	67,500	67,368,413
0.50%, 5/11/17	87,280	87,124,218
0.57%, 6/22/17	23,075	23,013,813
0.69%, 10/12/17	6,745	6,709,081

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.75%, 1/15/17	$31,450	$31,453,964
0.50%, 1/31/17	9,000	9,000,393
3.00%, 2/28/17	15,795	15,858,166
0.75%, 3/15/17	27,855	27,871,085
1.00%, 3/31/17	77,020	77,106,804
4.50%, 5/15/17	27,795	28,188,600
0.63%, 5/31/17	150,270	150,266,978
0.63% - 2.50%, 6/30/17	57,765	57,871,031
0.88%, 7/15/17	40,255	40,329,048
0.50%, 7/31/17	65,955	65,943,059
0.88% - 4.75%, 8/15/17	13,635	13,932,967
0.63%, 8/31/17	25,520	25,516,133
1.00%, 9/15/17	130,000	130,172,380
0.72%, 10/31/17 (b)	59,036	59,064,727
0.88%, 11/15/17	48,420	48,406,731
0.83%, 1/31/18 (b)	158,320	158,383,781
0.75%, 4/30/18 (b)	299,030	299,146,551
0.73%, 7/31/18 (b)	52,020	52,016,933
0.69%, 10/31/18 (b)	143,455	143,447,282
Total U.S. Treasury Obligations – 57.6%		3,493,450,590
Total Repurchase Agreements – 42.3%		2,570,500,000
Total Investments (Cost – $6,063,950,590*) – 99.9%		6,063,950,590
Other Assets Less Liabilities – 0.1%		3,114,786

Net Assets – 100.0%		$6,067,065,376

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate as of period end.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2016

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
Bank of Montreal	0.50%	12/30/16	1/03/17	$225,000	$225,000	$225,012,500	U.S. Treasury Obligations, 0.13% to 1.25%, due 5/31/18 to 4/15/21	$259,996,600	$229,500,080
Bank of Nova Scotia	0.50%	12/30/16	1/03/17	198,000	198,000	198,011,000	U.S. Treasury Obligations, 0.50% to 6.13%, due 12/31/16 to 8/15/46	199,718,400	201,971,229
BNP Paribas Securities Corp.	0.50%	12/30/16	1/03/17	435,000	435,000	435,024,167	U.S. Treasury Obligations, 0.00% to 8.13%, due 1/12/17 to 8/15/45	423,420,424	443,700,003
Citigroup Global Markets, Inc.	0.51%[1]	12/30/16	1/03/17	175,000	175,000	175,009,917	U.S. Treasury Obligations, 1.13% to 1.25%, due 3/31/21 to 8/31/21	187,531,146	178,500,064
Credit Agricole Corp.	0.51%[1]	12/30/16	1/03/17	131,000	131,000	131,007,423	U.S. Treasury Obligations, 1.00% to 4.75%, due 9/15/17 to 2/15/37	137,575,872	133,620,061
HSBC Securities (USA), Inc.	0.28%	12/27/16	1/03/17	41,500	41,500	41,502,259	U.S. Treasury Obligations, 0.00% to 4.50%, due 3/31/21 to 2/15/45	38,879,600	42,335,762
	0.45%	12/30/16	1/03/17	200,000	200,000	200,010,000	U.S. Treasury Obligations, 0.00% to 6.25%, due 2/02/17 to 5/15/46	200,798,237	204,004,349
	0.45%	12/30/16	1/03/17	27,000	27,000	27,001,350	U.S. Treasury Obligations, 0.00% to 3.63%, due 11/30/18 to 8/15/46	24,686,900	27,544,848
	0.45%	12/30/16	1/03/17	200,000	200,000	200,010,000	U.S. Treasury Obligation, 0.00%, due 8/31/22	197,003,700	204,003,288

Total HSBC Securities (USA), Inc.					$468,500				$477,888,247

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2016

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/30/16	1/03/17	$10,000	$10,000	$10,000,556	U.S. Treasury Obligations, 0.00% to 2.00%, due 6/30/18 to 8/15/43	$10,280,200	$10,200,069
Mitsubishi UFJ Securities USA, Inc.	0.50%	12/30/16	1/03/17	450,000	450,000	450,025,000	U.S. Treasury Obligations, 1.38% to 1.63%, due 1/31/20 to 5/15/26	456,816,441	459,000,025
Morgan Stanley & Co. LLC	0.50%	12/30/16	1/03/17	15,000	15,000	15,000,833	U.S. Treasury Obligations, 1.50% to 4.75%, due 2/28/19 to 2/15/37	15,121,300	15,300,009
RBC Capital Markets LLC	0.45%	12/30/16	1/03/17	123,000	123,000	123,006,150	U.S. Treasury Obligations, 0.00% to 3.50%, due 2/02/17 to 2/15/39	130,875,637	125,460,051
TD Securities (USA) LLC	0.51%	12/30/16	1/03/17	340,000	340,000	340,019,267	U.S. Treasury Obligations, 0.75% to 7.88%, due 1/31/17 to 8/15/44	418,958,700	346,800,004
Total					$2,570,500				$2,621,939,842

[1]	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$6,063,950,590	–	$6,063,950,590

[1]	See above Schedule of Investments for values in each security type.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value – unaffiliated[1]	$3,493,450,590
Repurchase agreements at value – unaffiliated[2]	2,570,500,000
Cash	513,194
Receivables:
Contributions from investors	4
Interest – unaffiliated	3,014,058

Total assets	6,067,477,846

LIABILITIES
Payables:
Investment advisory fees	385,822
Professional fees	12,438
Trustees’ fees	14,210

Total liabilities	412,470

NET ASSETS	$6,067,065,376

NET ASSETS CONSIST OF
Investors’ capital	$6,067,065,376

NET ASSETS	$6,067,065,376

[1] Investments at cost – unaffiliated	$3,493,450,590

[2] Repurchase agreements at cost – unaffiliated	$2,570,500,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

INVESTMENT INCOME
Interest – unaffiliated	$19,781,273

EXPENSES
Investment advisory	5,166,428
Independent Trustees	56,292
Professional	24,081

Total expenses	5,246,801
Less fees waived by the Manager	(1,630,301)

Total expenses after fees waived	3,616,500

NET INVESTMENT INCOME	16,164,773

REALIZED GAIN
Net realized gain from investments – unaffiliated	727,811

Net Increase in Net Assets Resulting from Operations	$16,892,584

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS FOR CHANGES IN NET ASSETS

	Year Ended December 31, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
Operations
Net investment income	$16,164,773	$1,341,031
Net realized gain	727,811	169,786

Net increase in net assets resulting from operations	16,892,584	1,510,817

Capital Transactions
Proceeds from contributions	83,703,130,631	63,745,962,994
Value of withdrawals	(81,103,139,118)	(64,154,846,234)

Net increase (decrease) in net assets derived from capital transactions	2,599,991,513	(408,883,240)

NET ASSETS
Total increase (decrease) in net assets	2,616,884,097	(407,372,423)
Beginning of year	3,450,181,279	3,857,553,702

End of year	$6,067,065,376	$3,450,181,279

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2016	2015	2014	2013	2012
Total Return
Total return	0.32%	0.03%	0.00%	0.02%	0.06%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.06%	0.06%	0.07%

Net investment income	0.31%	0.04%	0.00%	0.02%	0.08%

Supplemental Data
Net assets, end of year (000)	$6,067,065	$3,450,181	$3,857,554	$2,738,199	$2,613,824

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Treasury Money Market Master Portfolio (a “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and this accompanying notes relate to one serie of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3.	Investment Valuation and Fair Value Measurements:

U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

4.	Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master Portfolio and its counterparties. Typically, the Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master Portfolio, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is not entitled to compensation for providing administration service to the Master

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers/Reimbursements: The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2018. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2016, the amount waived is included in fees waived by the Manager in the Statement of Operations are as follows:

Treasury Money Market Master Portfolio	$1,549,928

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2016, the amount waived was as follows:

Treasury Money Market Master Portfolio	$80,373

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

6.	Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

7.	Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

8.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio

and the Investors of Treasury Money Market Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

TREASURY MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES1

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None

Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None

Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None

Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES1 – (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] – (continued)
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None

Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES1 – (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] – (continued)
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None

Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None

Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES1 – (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[5] – (concluded)
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None

[1]	As of February 24, 2017.
[2]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[3]

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]

Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/ MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.

TREASURY MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES1 – (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/ MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2] – (concluded)

Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]	Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/MIP 400 Howard Street San Fransisco, CA 94105

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019	Transfer Agent State Street Bank and Trust Company North Quincy, MA 20171

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2016

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

$31,125 and $31,125 are the aggregate fees billed for the 2015 and 2016 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)         Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)        Tax Fees

$5,500 and $5,500 are the aggregate fees billed for the 2015 and 2016 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)        All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

    (2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) $5,500 and $5,500 are the aggregate non-audit fees billed for the 2015 and 2016 fiscal years respectively for services rendered by the principal accountant to the registrant. $5,000 and $255,000 are the aggregate non-audit fees billed for the 2015 and 2016 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, LLC, the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, LLC, the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date February 24, 2017

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date February 24, 2017